Note 10 - Stock Options and stock awards (Tables)	9 Months Ended
Apr. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock option activity
	April 30, 2013		July 31, 2012
	Shares	Weighted Average Exercise Price $	Shares	Weighted Average Exercise Price $
Outstanding at beginning of the year	20,150	40	20,150	40
Granted	-	-	-	-
Exercised	-	-	-	-
Expired or cancelled	-	-	-	-
Outstanding at end of year	20,150	40	20,150	40

Schedule of Outstanding Options
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Subject to Exercise
$40	15,650	0.06	15,650
$40	4,500	1.06	4,500
Total	20,150	0.28	20,150

Range of Exercise prices, Stock Options
	Range of Exercise Prices		Weighted Average Exercise
	High	Low	Shares	Price
Year Ending July 31, 2013	$ 40	$ 40	15,650	$ 40
Year Ending July 31, 2014	$ 40	$ 40	4,500	$ 40